Subsidiaries (Major Subsidiaries of the Group) (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member]
Disclosure of subsidiaries [line items]
Name of company	Shanghai Petrochemical Investment Development Company Limited(“Toufa”)	Shanghai Petrochemical Investment Development Company Limited(“Toufa”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital	¥ 1,000,000
Proportion of ownership interest Group's effective interest	100.00%	100.00%
Proportion of ownership interest Held by the Company	100.00%	100.00%
Principal activity	Investment management	Investment management
China Jinshan Associated Trading Corporation ("Jinmao") [member]
Disclosure of subsidiaries [line items]
Name of company	China Jinshan Associated Trading Corporation (“Jinmao”)	China Jinshan Associated Trading Corporation (“Jinmao”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital	¥ 25,000
Proportion of ownership interest Group's effective interest	67.33%	67.33%
Proportion of ownership interest Held by the Company	67.33%	67.33%
Principal activity	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited ("Jinchang") [member]
Disclosure of subsidiaries [line items]
Name of company	Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital | $		$ 9,154
Proportion of ownership interest Group's effective interest	74.25%	74.25%
Proportion of ownership interest Held by a subsidiary	74.25%	74.25%
Principal activity	Production of polypropylene compound products	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited ("Jinfei") [member]
Disclosure of subsidiaries [line items]
Name of company	Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital	¥ 415,623
Proportion of ownership interest Group's effective interest	100.00%	100.00%
Proportion of ownership interest Held by a subsidiary	100.00%	100.00%
Principal activity	Production of polyethylene products	Production of polyethylene products
Shanghai Jinshan Trading Corporation ("JMGJ") [member]
Disclosure of subsidiaries [line items]
Name of company	Shanghai Jinshan Trading Corporation (“JMGJ”)	Shanghai Jinshan Trading Corporation (“JMGJ”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital	¥ 100,000
Proportion of ownership interest Group's effective interest	67.33%	67.33%
Proportion of ownership interest Held by a subsidiary	67.33%	67.33%
Principal activity	Import and export of petrochemical products	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member]
Disclosure of subsidiaries [line items]
Name of company	Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd.(“Jinlian”)	Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd.(“Jinlian”)
Place of incorporation and business	MainlandChina	MainlandChina
Particulars of paid-up capital	¥ 400,000
Proportion of ownership interest Group's effective interest	100.00%	100.00%
Proportion of ownership interest Held by a subsidiary	100.00%	100.00%
Principal activity	Trading of petrochemical products	Trading of petrochemical products